Rule 482

                      [Conestoga Small Cap Fund, web page:
       http://www.conestogacapital.com/fund%20holdings%20and%20facts.htm]

[Links]                                  conestoga small cap fund

Purchase the Fund                          Fund Holdings and Facts

Daily NAV's                Below you will find the Fund's recent holdings and
                           some helpful facts about the Fund.  The facts about
Fund Holdings & Facts      the Fund include its characteristics and performance
                           vs. the Russell 2000 Index, along with the expense
Fund Reports               ratio and fees.  For any additional information or
                           questions that you may have regarding the Conestoga
Fund Policies              Small Cap Fund, please contact Rip Scott, Director
                           of Marketing at (610) 943-9950.
SEC Website


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                        Ticker Symbol (@ Fidelity): QUUDQ

                               Cusip # : 207019100

      The Holdings for the Conestoga Small Cap Fund as of January 30, 2004:
      ---------------------------------------------------------------------

                                                              Portfolio
                                                           Weighting Based
                            Security Name                  on Total Assets
                            -------------                  ----------------

            ICU Medical Inc.                                     3.39%
            Orthofix International N.V.                          3.29%
            Plantronics Inc.                                     3.09%
            Oshkosh Truck Co.                                    3.00%
            Carbo Ceramics Inc.                                  2.78%
            Inter Tel Inc.                                       2.55%
            Integra Lifesciences Holdings Co.                    2.51%
            Techne Corp                                          2.50%
            Evergreen Resources Inc                              2.50%
            Computer Program & Systems Inc                       2.48%
            American Woodmark Corp                               2.41%
            School Specialty Inc                                 2.36%
            Curtiss Wright Corp                                  2.35%
            Boston Private Financial Holding                     2.32%
            Renaissance Learning Inc                             2.28%
            Kensey Nash Corp.                                    2.25%

                                                              Portfolio
                                                           Weighting Based
                            Security Name                  on Total Assets
                            -------------                  ----------------


            Simpson Manufacturing Inc                            2.23%
            Landauer Inc                                         2.22%
            Mentor Corp                                          2.19%
            Ruby Tuesda                                          2.16%
            Cuno Inc                                             2.14%
            Coinstar Inc                                         2.14%
            Polaris Industries Inc                               2.14%
            Graco Inc.                                           2.12%
            Startek Inc.                                         2.05%
            Ennis Business Form Inc.                             2.05%
            World Acceptance Corp.                               1.99%
            WD-40 Co.                                            1.96%
            Factset Research Systems Inc.                        1.96%
            Franklin Electric Inc.                               1.95%
            Matthews International Corp.                         1.93%
            Hutchinson Technology Inc.                           1.90%
            Avocent Corp.                                        1.88%
            SCP Pool Corp.                                       1.86%
            Winnebago Industries Inc.                            1.80%
            Hancock Fabrics Inc.                                 1.74%
            Integrated Circuit Systems Inc.                      1.66%
            Drexler Technology Corp.                             1.63%
            Computer Network Technology Corp.                    1.60%
            Financial Federal Corp.                              1.53%
            J.M. Smucker Co.                                     1.50%
            Gentex Corp.                                         1.41%
            Knight Transportation Inc.                           1.10%
            Unifi Inc.                                           1.09%
            American Safety Insurance Holdings                   0.94%
            ----------------------------------                   -----

            Total                                                 100%

                                 Characteristics
                                 ---------------

        Conestoga Small Cap Fund                   Russell 2000 Index
           As of 12/31/2003*                        As of 12/31/2003*
           -----------------                        -----------------

P/E                  20.23x (2004 Est)   P/E                 34.30x (2004 Est)
Earnings Growth      16.00% (2004 Est)   Earnings Growth     15.00% (2004 Est)
PEG Ratio            1.26 (2004 Est)     PEG Ratio           2.28 (2004 Est)
ROE                  18.04% (2004 Est)   ROE                 4.38% (2004 Est)
Market                                   Market
Capitalization       $966 MM             Capitalization      $850 MM
Holdings             46                  Holdings            N/A


     Expense Ratio & Fees                        Performance
     --------------------                        -----------

                                                      Since Inception    2003
                                                     (10/1/02-12/31/03)  ----
                                                     ------------------

Management Fee      1.20%       Conestoga Small Cap Fund   40.29%        33.68%
Additional Expenses 0.15%       Russell 2000 Index         51.46%        47.25%
12b-1 Fee           0.25%       S&P 600 Index              41.11%        37.52%
                    ----
Total Fees          1.60%


                     Disclosures and Additional Information

The Conestoga Small Cap Fund can be purchased fund direct or through Fidelity Investments and First Clearing Corp. Please contact Conestoga Capital Advisors for additional instructions.

*Conestoga Fund and Russell 2000 characteristics generated by Factset analytical system. Multex Earnings Estimates interfaced with Factset. (2004 Est's as of 1/12/2004.) Performance is based upon closing NAV calcualtion on listed dates and represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. Investment returns and principal value of an investment in Conestoga Small Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Small, less seasoned companies lose market share or profits to a greater extent than larger, established companies in times of deteriorating economic conditions. For the Fund's daily NAV, list of additional holdings, total return as of the most recent month-end and a copy of the Fund prospectus, please refer to this website. The prospectus contains information about the Fund's investment objective, risks and changes, and expenses that an investor should consider before investing.